Annual Total Returns (Mid-Cap Index Portfolio - Mid-Cap Index Portfolio Annuity) (Mid-Cap Index Portfolio, Mid-Cap Index Portfolio - Mid-Cap Index Portfolio)	12 Months Ended
Dec. 31, 2014
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Annual Total Return
2014	13.59%
2013	34.93%
2012	15.82%
2011	(2.04%)
2010	25.37%
2009	40.37%
2008	(41.81%)
2007	6.14%
2006	13.75%
2005	13.97%